Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Income Taxes

9. Income Taxes

For the nine month periods ending September 30, 2020 and 2019, the reported income tax provision (i.e. nil for both periods) differs from the amount computed by applying the statutory US federal income tax rates of 21% to the income before income taxes due to pretax losses for which no tax benefit can be recognized and nondeductible interest expense for US income tax purposes.

The Company estimates and applies the annual effective tax rate to its ordinary earnings each interim period. Any significant unusual or infrequent items, if any, are not included in the estimation of the annual effective tax rate. Rather, these items and their related income tax expense (benefit) are separately stated in the interim period in which they occur. The quarterly estimate of the annual effective tax rate and related tax expense is subject to variation due to a multitude of factors. Factors may include, but are not limited to the inability to accurately predict the Company’s pre-tax and taxable income and loss.

At each balance sheet date, management assesses the likelihood that Eos will be able to realize its deferred tax assets. Management considered all available positive and negative evidence in assessing the need for a valuation allowance. The realization of deferred tax assets depends on the generation of sufficient taxable income of the appropriate character and in the appropriate taxing jurisdiction during the future periods in which the related temporary differences become deductible. Management has determined that it is unlikely that Eos will be able to utilize its deferred tax assets at September 30, 2020 and December 31, 2019 due to cumulative losses. Therefore, Eos has a valuation allowance against its net deferred tax assets.

At September 30, 2020 and December 31, 2019, Eos has not recorded any unrecognized tax benefits associated with uncertain tax positions.

Eos files income tax returns in federal and various state jurisdictions. The open tax years for federal and state returns are generally 2016 and forward. In addition, net operating losses generated in closed years and utilized in open years are subject to adjustment by the tax authorities. Eos is not currently under examination by any taxing jurisdiction.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law in response to the Covid-19 pandemic. The CARES Act provided several forms of tax law changes, though Eos does not expect that any will have a material impact on the tax provision.

9. Income Taxes

Eos is subject to regulation under U.S. federal and U.S. state tax laws, regulations and policies. Changes to these laws or regulations may affect the Company’s tax liability, return on investments and business operations.

Earnings before income taxes

Net loss before income taxes for domestic operations for the years ended December 31, 2019 and 2018 was $(79,483) and $(28,498), respectively.

Income expense (benefit)

Income tax expense (benefit) for the years ended December 31, 2019 and 2018 was as follows:

	2019	2018
Current expense (benefit):
U.S. federal	$—	$—
U.S. state and local	—	—
Total current income tax (benefit) provision	—	—
Deferred expense (benefit):
U.S. federal	$—	$—
U.S. state and local	—	—
Total deferred income tax (benefit) provision	—	—
Total income tax (benefit) provision	$—	$—

Eos has no tax provision (benefit) for the periods ended December 31, 2019 and 2018 due the generation of taxable losses offset by a valuation allowance, discussed below, on the deferred tax assets.

Reconciliation of US Federal Statutory income tax rate to actual income tax rate

The reconciliation from the statutory U.S. federal income tax rate to the effective tax rate is as follows:

	2019	2018
Income (loss) before income taxes	$(79,483)	$(28,498)
Statutory U.S. federal income tax (21%)	(16,691)	(5,985)
State and local income tax	1,548	768
Disallowed interest expense	11,903	—
Federal R&D credit	(1,002)	(1,065)
Valuation allowance	4,215	6,276
Other	27	6
Total income tax expense	—	—
Effective tax rate	0%	0%

The reported income tax provision differs from the amount computed by applying the statutory US federal income tax rate of 21% to the income before income taxes due to pretax losses for which no tax benefit has been provided and nondeductible interest expense for US income tax purposes.

Deferred Income Taxes

Eos records deferred income taxes to reflect the net tax effects of temporary differences, if any, between the carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. The components of deferred tax assets and liabilities at December 31, 2019 and 2018 were as follows:

	2019	2018
Deferred tax assets:
NOL carryforwards	$30,540	$26,858
Tax credit carryforwards	4,346	4,390
Employee compensation	187	211
Accruals and reserves	543	136
Organizational costs	194	24
Deferred tax assets, gross	$35,810	31,619
Valuation allowance	$(34,773)	(30,558)
Total deferred tax assets, net	$1,037	$1,061
Deferred tax liabilities:
Fixed assets	(1,010)	(1,061)
Investment in partnership	(27)	—
Deferred tax liabilities	(1,037)	(1,061)
Total deferred tax asset (liability)	$—	$—

Eos’s net deferred tax balances consists primarily of federal and state net operating losses (“NOLs”) available for carry forward, research and development credits, and differences in the basis of property and equipment for the years ended December 31, 2019 and 2018.

During 2018, the Company participated in a tax certificate transfer program with the state of New Jersey and sold a portion of its available prior year New Jersey state NOLs, in varying amounts from tax years 2016 and 2017. During 2019, the Company participated in this same program with the state of New Jersey and sold a portion of its available prior year New Jersey state NOLs and R&D credits, in varying amounts from tax years 2016, 2017 and 2018. The deferred tax balances and related disclosures below reflect the adjusted attribute carryforwards and associated deferred tax assets post-sale of the prior years’ attributes.

The Company maintains a valuation allowance where it is more-likely-than-not that all or a portion of a deferred tax asset may not be realized. Changes in the valuation allowances are included in the Company’s income tax provision in the period of change. In determining whether a valuation allowance is required, the Company evaluates factors such as prior earnings history, expected future earnings, reversal of existing taxable temporary differences, carry back and carry forward periods and tax planning strategies that could potentially enhance the likelihood of the realization of a deferred tax asset. Management has determined that it is more-likely-than not that Eos will not be able to utilize its deferred tax assets at December 31, 2019 and 2018 due to cumulative losses. As such, Eos has a valuation allowance against its net deferred tax assets.

Valuation allowance increased by $4,215 between December 31, 2019 and 2018. The increase/decrease was primarily attributable to an increase in NOL and tax credit carryforwards.

Net Operating Losses & Tax Credits

As of December 31, 2019 and 2018, Eos has federal research and development tax credits (“R&D credit”) of approximately $3,733 and $2,731, which begin to expire in varying amounts from 2032 – 2039 and 2032 – 2038, respectively. In addition, Eos has state R&D credits of approximately $613 and $1,657, which will expire in varying amounts from 2025 – 2026 and 2023 – 2025 for the years ended December 31, 2019 and 2018, respectively.

The Company has NOL carryforwards for tax purposes and other deferred tax assets that are available to offset future taxable income.

As of December 31, 2019 and 2018, Eos has gross federal NOL carryforwards of approximately $137,612 and $117,018. As of December 31, 2019, Eos has state NOL carryforwards of $24,008. As of December 31, 2018 Eos has NOLs generated in 2018 of $27,378 and NOLs generated in prior years of $7,552, for total state NOLs of $34,930. Regarding the federal NOL for the year ended December 31, 2019, $89,051 begins to expire in varying amounts from 2033 through 2037, while $48,561 has an indefinite carryforward period. The state NOL carryforwards begin to expire in varying amounts from 2036 through 2039. The US (federal and state) operating loss carry forwards and credits may be subject to an annual limitation due to the “change in ownership” provisions of the Internal Revenue Code, and similar state provisions. The Company is still assessing whether these provisions apply.

Unrecognized Tax Benefits

The Company is subject to income taxes in the United States (federal and state). Significant judgment is required in evaluating the Company’s tax positions and determining Eos’s provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when we believe that certain positions might be challenged.

Eos has not recorded any unrecognized tax benefits associated with uncertain tax positions as of December 31, 2019 and 2018.

The open tax years for federal and state tax returns is generally 2016 and forward. Net operating losses and R&D credits generated in closed years and utilized in open years are subject to adjustment by the tax authorities. Eos is not currently under examination by any taxing jurisdiction.

The Company regularly assesses the adequacy of its provision for income tax contingencies in accordance with ASC 740. As a result, the Company may adjust the reserves for unrecognized tax benefits for the impact of new facts and developments, such as changes to interpretation of relevant tax law, assessments from taxing authorities, settlements with tax authorities and lapses of statute of limitations.